Consolidated Statement of Financial Position - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Non-current assets
Property, plant and equipment		$ 27,184	$ 26,219	[1]
Goodwill		140,940	135,864	[1]
Intangible assets		45,874	44,789	[1]
Investments in associates and joint ventures		5,263	4,324	[1]
Investment securities		100	82	[1]
Deferred tax assets		1,216	1,261	[1]
Employee benefits		22	10	[1]
Income tax receivables		708	6	[1]
Derivatives		25	146	[1]
Trade and other receivables		834	868	[1]
Non-current assets		222,166	213,569	[1]
Current assets
Investment securities		1,304	5,659	[1]
Inventories		4,119	3,889	[1]
Income tax receivables		908	1,112	[1]
Derivatives		458	971	[1]
Trade and other receivables		6,566	6,352	[1]
Cash and cash equivalents		10,472	8,579	[1]
Assets classified as held for sale		133	16,458	[1]
Current assets		23,960	43,017	[1]
Total assets		246,126	256,586	[1]
Equity
Issued capital		1,736	1,736	[1]
Share premium		17,620	17,620	[1]
Reserves		24,835	23,769	[1]
Retained earnings		28,394	28,214	[1]
Equity attributable to equity holders of AB InBev		72,585	71,339	[1]
Non-controlling interests		7,635	10,086	[1]
Equity		80,220	81,425	[1]
Non-current liabilities
Interest-bearing loans and borrowings		108,949	113,941	[1]
Employee benefits		2,993	3,014	[1]
Deferred tax liabilities		13,107	14,703	[1]
Income tax payables		732
Derivatives		937	471	[1]
Trade and other payables		1,462	1,316	[1]
Provisions		1,515	1,347	[1]
Non-current liabilities		129,695	134,792	[1]
Current liabilities
Bank overdrafts		117	184	[1]
Interest-bearing loans and borrowings		7,433	8,618	[1]
Income tax payables		1,558	3,845	[1]
Derivatives		1,457	1,263	[1]
Trade and other payables		24,762	23,086	[1]
Provisions		885	1,199	[1]
Liabilities associated with assets held for sale	[1]		2,174
Current liabilities		36,211	40,369	[1]
Total equity and liabilities		$ 246,126	256,586	[1]
Previously stated [member]
Non-current assets
Property, plant and equipment	[2]		27,522
Goodwill	[2]		136,533
Intangible assets	[2]		44,568
Investments in associates and joint ventures	[2]		4,324
Investment securities	[2]		82
Deferred tax assets	[2]		1,261
Employee benefits	[2]		10
Income tax receivables	[2]		6
Derivatives	[2]		146
Trade and other receivables	[2]		868
Non-current assets	[2]		215,320
Current assets
Investment securities	[2]		5,659
Inventories	[2]		3,913
Income tax receivables	[2]		1,112
Derivatives	[2]		971
Trade and other receivables	[2]		6,391
Cash and cash equivalents	[2]		8,579
Assets classified as held for sale	[2]		16,439
Current assets	[2]		43,061
Total assets	[2]		258,381
Equity
Issued capital	[2]		1,736
Share premium	[2]		17,620
Reserves	[2]		23,769
Retained earnings	[2]		28,214
Equity attributable to equity holders of AB InBev	[2]		71,339
Non-controlling interests	[2]		10,086
Equity	[2]		81,425
Non-current liabilities
Interest-bearing loans and borrowings	[2]		113,941
Employee benefits	[2]		3,014
Deferred tax liabilities	[2]		16,678
Derivatives	[2]		471
Trade and other payables	[2]		1,328
Provisions	[2]		1,409
Non-current liabilities	[2]		136,841
Current liabilities
Bank overdrafts	[2]		184
Interest-bearing loans and borrowings	[2]		8,618
Income tax payables	[2]		3,922
Derivatives	[2]		1,263
Trade and other payables	[2]		23,086
Provisions	[2]		869
Liabilities associated with assets held for sale	[2]		2,174
Current liabilities	[2]		40,116
Total equity and liabilities	[2]		$ 258,381

[1]	2016 as reported, adjusted to reflect the opening balance sheet adjustments related to the final allocation of the SAB purchase price to the individual assets acquired and liabilities assumed as required by IFRS 3 Business Combinations, which requires retrospective application of post-acquisition adjustments (see also Note 6 Acquisitions and disposals of subsidiaries).
[2]	2016 amounts previously reported.